Condensed consolidated statement of financial position - EUR (€) € in Millions	Jun. 30, 2021	Dec. 31, 2020
Assets
Cash and balances with central banks	€ 121,331	€ 111,087
Loans and advances to banks	26,198	25,364
Financial assets at fair value through profit or loss	121,402	103,370
Financial assets at fair value through other comprehensive income	33,016	35,895
Securities at amortised cost	49,467	50,587
Loans and advances to customers	607,777	593,970
Investments in associates and joint ventures	1,461	1,475
Property and equipment	2,631	2,841
Intangible assets	1,315	1,394
Current tax assets	679	419
Deferred tax assets	1,352	1,596
Other assets	7,743	5,893
Assets held for sale	1,278
Total assets	975,650	933,891
Liabilities
Deposits from banks	89,134	78,098
Customer deposits	620,564	609,517
Financial liabilities at fair value through profit or loss	87,141	82,781
Current tax liabilities	290	342
Deferred tax liabilities	356	343
Provisions	756	691
Other liabilities	13,652	11,609
Liabilities held for sale	2,243
Debt securities in issue	91,840	82,065
Subordinated loans	14,791	15,805
Total liabilities	920,767	881,250
Equity 12
Share capital and share premium	17,144	17,128
Other reserves	1,870	2,342
Retained earnings	34,882	32,149
Shareholders' equity (parent)	53,896	51,619
Non-controlling interests	987	1,022
Total equity	54,883	52,640
Total liabilities and equity	€ 975,650	€ 933,891